Equity	6 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

15. EQUITY

(a) Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019.

On April 12, 2024, the Company effected a reverse share split (the “Reverse Share Split”) of the Company’s ordinary shares at a ratio of 1-for-40 so that every forty shares are combined into one share (with the fractional shares rounding off to the nearest whole share). All numbers of shares and per share data presented in the unaudited interim condensed consolidated financial statements and related notes have been retroactively restated to reflect the reverse share split stated above.

(b) Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid-in capital and statutory reserve of Company’s PRC subsidiaries, were $28,659,554 and $33,418,613 as of September 30, 2024 and March 31, 2025, respectively.

(c) Warrants

In September 2023, 8,498,125 common warrants were granted to investors in the Company’s public offering with each common warrant to purchase four exchange warrants, by which the investors can purchase up to 33,992,500 ordinary shares at $1.13 per share. In the same month, the investors exercised 26,093,088 exchange warrants via cashless option to receive 26,093,088 ordinary shares for free. In April 2024, the investors exercised 197,941 exchange warrants via cashless option to receive 134,000 ordinary shares.

On April 29, 2024, the Company was named as defendant in a lawsuit in the Supreme Court for the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”), relating to certain purported notices of exercise and the number of warrant shares issuable under certain exchange warrants (the “Exchange Warrants”) issued to the Plaintiffs in September 2023. On October 29, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) and certain Side Letter Agreements (the “Side Letter Agreements”) with the Plaintiffs, which resolved and settled the above referenced lawsuit between the Company and Plaintiffs. Pursuant to the Settlement Agreement and the Side Letter Agreements, the Plaintiffs and the Company agree and acknowledge that the Warrant Shares shall be reduced to 3,000,000 Warrant Shares. As of March 31, 2025, the Plaintiffs exercised 3,000,000 exchange warrants via cashless option to receive 3,000,000 ordinary shares.

As of March 31, 2025, there were no Exchange Warrant granted to investors left unexercised.

Following table summarizes the movement of warrant activities during the six months ended March 31, 2024 and 2025, respectively:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2023	7,899,412	$1.13	2.95	$-
Exchange Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-
Common Warrants Outstanding as of September 30, 2023	8,498,125	1.13	2.95	-
Common Warrants Exercisable as of September 30, 2023	8,498,125	1.13	2.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	-	-	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of March 31, 2024	7,899,412	1.13	2.45	-
Exchange Warrants Exercisable as of March 31, 2024	7,899,412	1.13	2.45	-
Common Warrants Outstanding as of March 31, 2024	8,498,125	1.13	2.45	-
Common Warrants Exercisable as of March 31, 2024	8,498,125	1.13	2.45	-

(c) Warrants

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Exchange Warrants Outstanding as of September 30, 2024	3,000,000	$1.62	0.33	$-
Exchange Warrants Exercisable as of September 30, 2024	3,000,000	1.62	0.33	-
Common Warrants Outstanding as of September 30, 2024 (1)	5,389,126	1.78	1.95	-
Common Warrants Exercisable as of September 30, 2024 (1)	5,389,126	1.78	1.95	-
Exchange Warrants Granted	-	-	-	-
Exchange Warrants Exercises	(3,000,000)	1.62	-	-
Exchange Warrants Forfeited	-	-	-	-
Exchange Warrants Expired	-	-	-	-
Exchange Warrants Outstanding as of March 31, 2025	-	-	-	-
Exchange Warrants Exercisable as of March 31, 2025	-	-	-	-
Common Warrants Outstanding as of March 31, 2025 (1)	5,389,126	1.78	1.45	-
Common Warrants Exercisable as of March 31, 2025 (1)	5,389,126	1.78	1.45	-

(1)	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.

(d) Non-controlling interests

As of March 31, 2025, the Company’s non-controlling interests included a 19.13% equity interest of Hengmao, 49% equity interest of Cenbird E-Motorcycle, which was acquired on September 10, 2019, and 40% equity interest of Changzhou Higgs, which was acquired on January 25, 2023.